Jun. 30, 2021
NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND
SUPPLEMENT DATED JULY 30, 2021
TO THE PROSPECTUS DATED JUNE 30, 2021

1.	The section entitled “Fund Summaries—Nuveen California High Yield Municipal Bond Fund—Principal Risks—Municipal Bond Market Liquidity Risk” is deleted in its entirety and replaced with the following:
Municipal Bond Market Liquidity Risk
—Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance. The Fund may invest a significant portion of its assets in unrated bonds. The market for these bonds may be less liquid than the market for rated bonds of comparable quality. Developments related to the Fund’s adviser or sub-adviser,
which could include compliance failures or other legal or regulatory matters, may generate negative publicity, which in turn could lead to shareholder redemptions and the need to sell bonds. The Fund’s adviser is aware of regulatory reviews of high yield municipal bond market trading activities over a multi-year period, including with respect to pricing and trading at the height of market volatility and fund redemption activity at the beginning of the
COVID-19
pandemic in 2020. The Fund’s adviser has received requests for information and documents in connection with those reviews and has provided and continues to provide responsive information.

2.	The section entitled “How We Manage Your Money—What the Risks Are—Principal Risks—Municipal Bond Market Liquidity Risk” is deleted in its entirety and replaced with the following:
Municipal bond market liquidity risk:
Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease a Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease a Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If a Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt Fund performance. A Fund may invest a significant portion of its assets in unrated bonds. The market for these bonds may be less liquid than the market for rated bonds of comparable quality.
Developments related to the Adviser or
Sub-Adviser,
which could include compliance failures or other legal or regulatory matters, may generate negative publicity, which in turn could lead to shareholder redemptions and the need to sell bonds. The Adviser is aware of regulatory reviews of high yield municipal bond market trading activities over a multi-year period, including with respect to pricing and trading at the height of market volatility and fund redemption activity at the beginning of the
COVID-19
pandemic in 2020. The Adviser has received requests for information and documents in connection with those reviews and has provided and continues to provide responsive information.